INCOME TAXES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Loss carryforwards for income tax purposes available to reduce future taxable income	$ 14.9
Capital losses that can be carried forward indefinitely and applied only against future capital gains	445.8
Income tax consequences attached to the payment of dividends or distributions	$ 0.0	$ 0.0	$ 0.0